Schedule of Unrecognized Compensation Expense (Details) - Stock Based Compensation [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,014	$ 5,409
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 5 months 12 days	1 year 5 months 12 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 1,052	$ 1,191
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 6 months 18 days	1 year 10 months 2 days
Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 1,939	$ 4,192
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 4 months 20 days	1 year 3 months 29 days
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense		$ 26
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 3 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 23
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 9 months 7 days